SIGNIFICANT ACCOUNTING POLICIES - CORRECTION OF ERROR (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total capital and surplus	$ 266.6	$ 222.4	$ 287.0	$ 302.7
Current and deferred tax benefit	(10.1)
Net gain from operation	(29.8)	(88.8)	(12.2)
Surplus			(15.7)
Universal Life NLG Reserve Calculation Error
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Current and deferred tax benefit	3.9
Net gain from operation		2.3	2.0
Surplus		8.4	4.1
Unassigned Surplus (Deficit)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total capital and surplus	(284.5)	(243.3)	(108.7)	$ (93.0)
Net gain from operation	$ (29.8)	(88.8)	$ (12.2)
Unassigned Surplus (Deficit) | Universal Life NLG Reserve Calculation Error
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total capital and surplus		$ 12.3